INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAX
Schedule of company's net deferred tax

The income tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and liabilities at December 31, 2022 and 2021, are presented below:

	2022	2021
Deferred tax assets:
NOL carryforwards	$30,421	$27,002
Fixed assets and intangibles	2,371	2,306
Accruals	815	108
Inventory	76	229
Other	87	—
Capitalized R&D expenses	4,613	—
Stock-based compensation expense	76	63
Total deferred income tax assets	38,459	29,708
Deferred tax liabilities:
Prepaid expenses	(101)	(78)
Total deferred income tax assets and liabilities	38,358	29,630
Less: valuation allowance	(38,358)	(29,630)
Net deferred income tax assets and liabilities	$—	$—

Schedule of income tax provision

The income tax expenses (benefits) from continuing operations for the years ended December 31, 2022 and 2021, are summarized as follows:

	2022	2021
Federal:
Current	$—	$—
Deferred	—	—
	—	—
State:
Current	9	3
Deferred	—	—
	9	3
Total	$9	$3

Schedule of reconciliation of the federal income tax rate to the company's effective tax rate

The provision for income taxes differs from income taxes computed at the federal statutory tax rates for the years ended December 31, 2022 and 2021, due to the following items:

	2022	2021
Statutory rate	21.0%	21.0%
State and local taxes	2.0	2.5
Change in valuation allowance	(19.0)	(20.0)
Other	1.0	(0.1)
Permanent differences	(5.0)	(3.4)
	—%	—%

MedTech Acquisition Corp
INCOME TAX
Schedule of company's net deferred tax

	December 31,	December 31,
	2022	2021
Deferred tax assets
Net operating loss carryforward	$—	$40,819
Organizational costs/start-up expenses	1,160,666	606,383
Total deferred tax assets	1,160,666	647,202
Valuation allowance	(1,160,666)	(647,202)
Deferred tax assets, net of allowance	$—	$—

Schedule of income tax provision

	For the Year Ended December 31,
	2022	2021
Federal
Current	$570,854	$—
Deferred	(513,464)	(625,111)
State and Local
Current	—	—
Deferred	—	—
Change in valuation allowance	513,464	625,111
Income tax provision	$570,854	$—

Schedule of reconciliation of the federal income tax rate to the company's effective tax rate

	December 31,	December 31,
	2022	2021
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in fair value of warrant liabilities	(20.1)%	(34.1)%
Change in valuation allowance	8.4%	13.1%
Income tax provision	9.3%	(0.0)%